Financial information by segment	9 Months Ended
Sep. 30, 2022
Financial information by segment [Abstract]
Financial information by segment
Note 4. - Financial information by segment
Atlantica’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating and reportable segments are based on the following geographies where the contracted concessional assets are located: North America, South America and EMEA. In addition, based on the type of business, as of September 30, 2022, the Company had the following business sectors: Renewable energy, Efficient natural gas and heat, Transmission lines and Water.
Atlantica’s Chief Operating Decision Maker (CODM), which is the CEO, assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenue as a measure of the business activity and the Adjusted EBITDA as a measure of the performance of each segment. Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interests, income tax expense, financial expense (net), depreciation, amortization and impairment charges of entities included in the these Consolidated Condensed Interim Financial Statements and depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership). Until September 30, 2021, adjusted EBITDA excluded share of profit/(loss) of associates carried under the equity method and did not include depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro-rata of Atlantica’s equity ownership). Prior periods have been presented accordingly.

In order to assess performance of the business, the CODM receives reports of each reportable segment using revenue and Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.

In the nine-month periods ended September 30, 2022 and 2021, Atlantica had two customers with revenues representing more than 10% of total revenue, both in the renewable energy business sector.

a)	The following tables show Revenue and Adjusted EBITDA by operating segments and business sectors for the nine-month periods ended September 30, 2022 and 2021:

	Revenue		Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Geography	2022	2021	2022	2021
North America	323,693	308,661	258,161	243,361
South America	122,549	117,129	95,080	90,626
EMEA	412,163	514,628	277,400	300,094
Total	858,405	940,418	630,641	634,081

	Revenue		Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Business sector	2022	2021	2022	2021
Renewable energy	652,757	725,756	469,851	464,861
Efficient natural gas & heat	81,944	93,524	66,808	76,387
Transmission lines	83,278	80,428	66,226	64,243
Water	40,424	40,710	27,756	28,590
Total	858,405	940,418	630,641	634,081

The reconciliation of segment Adjusted EBITDA with the loss attributable to the Company is as follows:

	For the nine-month period ended September 30, ($ in thousands)
	2022	2021
Loss attributable to the Company	(9,473)	(18,166)
Profit attributable to non-controlling interests	11,278	11,720
Income tax	12,975	42,390
Financial expense, net	224,893	251,422
Depreciation, amortization, and impairment charges	374,059	334,916
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership)	16,909	11,799
Total segment Adjusted EBITDA	630,641	634,081

b)	The assets and liabilities by operating segments (and business sector) as of September 30, 2022 and December 31, 2021 are as follows:

Assets and liabilities by geography as of September 30, 2022:

	North America	South America	EMEA	Balance as of September 30, 2022
	($ in thousands)
Assets allocated
Contracted concessional assets	3,191,373	1,274,981	2,872,095	7,338,449
Investments carried under the equity method	222,624	-	45,528	268,151
Current financial investments	117,327	29,244	43,498	190,069
Cash and cash equivalents (project companies)	211,483	99,880	364,179	675,542
Subtotal allocated	3,742,807	1,404,105	3,325,300	8,472,211
Unallocated assets
Other non-current assets				305,507
Other current assets (including cash and cash equivalents at holding company level)				368,614
Subtotal unallocated				674,121
Total assets				9,146,332

	North America	South America	EMEA	Balance as of September 30, 2022
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,771,257	857,401	1,993,282	4,621,940
Grants and other liabilities	1,019,619	25,115	197,325	1,242,059
Subtotal allocated	2,790,876	882,516	2,190,607	5,863,999
Unallocated liabilities
Long-term and short-term corporate debt				955,540
Other non-current liabilities				344,293
Other current liabilities				177,132
Subtotal unallocated				1,476,965
Total liabilities				7,340,964
Equity unallocated				1,805,368
Total liabilities and equity unallocated				3,282,333
Total liabilities and equity				9,146,332

Assets and liabilities by geography as of December 31, 2021:

	North America	South America	EMEA	Balance as of December 31, 2021
	($ in thousands)
Assets allocated
Contracted concessional assets	3,355,669	1,231,276	3,434,623	8,021,568
Investments carried under the equity method	253,221	-	41,360	294,581
Current financial investments	135,224	28,155	44,000	207,379
Cash and cash equivalents (project companies)	171,744	74,149	287,655	533,548
Subtotal allocated	3,915,858	1,333,580	3,807,638	9,057,076
Unallocated assets
Other non-current assets				268,876
Other current assets (including cash and cash equivalents at holding company level)				425,978
Subtotal unallocated				694,854
Total assets				9,751,930

	North America	South America	EMEA	Balance as of December 31, 2021
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,792,739	887,497	2,355,957	5,036,193
Grants and other liabilities	1,051,679	14,445	197,620	1,263,744
Subtotal allocated	2,844,418	901,942	2,553,577	6,299,937
Unallocated liabilities
Long-term and short-term corporate debt				1,023,071
Other non-current liabilities				532,312
Other current liabilities				148,005
Subtotal unallocated				1,703,388
Total liabilities				8,003,325
Equity unallocated				1,748,605
Total liabilities and equity unallocated				3,451,993
Total liabilities and equity				9,751,930

Assets and liabilities by business sector as of September 30, 2022:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of September 30, 2022
	($ in thousands)
Assets allocated
Contracted concessional assets	5,893,598	476,590	806,781	161,480	7,338,449
Investments carried under the equity method	211,156	13,841	-	43,154	268,151
Current financial investments	4,091	115,893	28,999	41,086	190,069
Cash and cash equivalents (project companies)	514,378	67,744	66,008	27,412	675,542
Subtotal allocated	6,623,223	674,068	901,788	273,132	8,472,211
Unallocated assets
Other non-current assets					305,507
Other current assets (including cash and cash equivalents at holding company level)					368,614
Subtotal unallocated					674,121
Total assets					9,146,332

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of September 30, 2022
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,483,395	452,360	598,626	87,559	4,621,940
Grants and other liabilities	1,201,593	31,998	6,118	2,350	1,242,059
Subtotal allocated	4,684,988	484,358	604,744	89,909	5,863,999
Unallocated liabilities
Long-term and short-term corporate debt					955,540
Other non-current liabilities					344,293
Other current liabilities					177,132
Subtotal unallocated					1,476,965
Total liabilities					7,340,964
Equity unallocated					1,805,368
Total liabilities and equity unallocated					3,282,333
Total liabilities and equity					9,146,332

Assets and liabilities by business sector as of December 31, 2021:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2021
	($ in thousands)
Assets allocated
Contracted concessional assets	6,533,408	517,247	805,987	164,926	8,021,568
Investments carried under the equity method	240,302	15,358	-	38,921	294,581
Current financial investments	10,761	128,461	27,813	40,344	207,379
Cash and cash equivalents (project companies)	442,213	25,392	44,574	21,369	533,548
Subtotal allocated	7,226,684	686,458	878,374	265,560	9,057,076
Unallocated assets
Other non-current assets					268,876
Other current assets (including cash and cash equivalents at holding company level)					425,978
Subtotal unallocated					694,854
Total assets					9,751,930

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2021
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,857,313	478,724	602,278	97,878	5,036,193
Grants and other liabilities	1,244,346	11,212	5,795	2,391	1,263,744
Subtotal allocated	5,101,659	489,936	608,073	100,269	6,299,937
Unallocated liabilities
Long-term and short-term corporate debt					1,023,071
Other non-current liabilities					532,312
Other current liabilities					148,005
Subtotal unallocated					1,703,388
Total liabilities					8,003,325
Equity unallocated					1,748,605
Total liabilities and equity unallocated					3,451,993
Total liabilities and equity					9,751,930

c)	The amount of depreciation, amortization and impairment charges recognized for the nine-month periods ended September 30, 2022 and 2021 are as follows:

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by geography	2022	2021
	($ in thousands)
North America	(167,497)	(119,196)
South America	(46,467)	(43,388)
EMEA	(160,095)	(172,332)
Total	(374,059)	(334,916)

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by business sectors	2022	2021
	($ in thousands)
Renewable energy	(322,183)	(334,513)
Efficient natural gas & heat	(23,884)	22,956
Transmission lines	(26,321)	(24,194)
Water	(1,671)	836
Total	(374,059)	(334,916)